Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 600,672	$ 733,872	$ 835,576
ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	600,672	733,872	835,576
Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	115,961	141,586	186,606
Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	484,711	592,286	648,970
Brand advertising [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	88,689	103,233	134,967
Sohu Media Portal [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	66,103	76,751	97,421
Sohu Media Portal [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	66,103	76,751	97,421
Sohu Media Portal [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Sohu Video [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	17,572	19,620	26,803
Sohu Video [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	17,572	19,620	26,803
Sohu Video [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
17173.com Website [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	5,014	6,862	10,743
17173.com Website [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
17173.com Website [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	5,014	6,862	10,743
Online games [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	479,697	585,424	638,225
PC games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	368,721	425,744	469,332
PC games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
PC games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	368,721	425,744	469,332
Mobile games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	110,976	159,680	168,893
Mobile games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Mobile games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	110,976	159,680	168,893
Others [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	32,286	45,215	62,384
Others [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	32,286	45,215	62,384
Others [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	32,286	45,215	62,382
Others [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 0	$ 0	$ 2